Investment in Joint Venture (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of joint ventures [abstract]
Schedule of Investment Activities

$
Balance at December 31, 2018	25,660,843
Investment in Joint Venture	19,060,000
Transaction costs	290,000
Share of income	19,591,696
Balance at December 31, 2019	64,602,539

Schedule of Financial Information About Joint Venture

	December 31	December 31	December 31
	2019	2018	2017
	$	$	$
Non-current assets	141,117,098	67,263,020	23,144,466
Current assets (a)	82,340,311	20,414,439	3,381,496
Total assets	223,457,409	87,677,459	26,525,962

Non-current liabilities	26,558,444	2,688,273	-
Current liabilities	60,115,463	39,465,718	1,171,118
Total liabilities	86,673,907	42,153,991	1,171,118
(a) includes cash and cash equivalents	9,555,204	2,361,948	2,906,910

	December 31	December 31	December 31
	2019	2018	2017
	$	$	$
Sales	82,809,620	4,916,607	-
Cost of Sales (b)	20,020,954	1,542,231	-
Gross margin before fair value changes	62,788,666	3,374,376	-

Change in fair value of biological asset	(16,850,240)	(8,785,053)	-
Impairment loss on inventory	2,131,913	-	-
Gross margin	77,506,993	12,159,429	-
Selling, general and administrative expenses	10,444,812	3,385,500	880,247
Income (loss) from operations	67,062,181	8,773,929	(880,247)

Other loss	(1,337,166)	(307,402)	(3,529)
Income (loss) before taxes	65,725,015	8,466,527	(883,776)

Provision for income taxes (recovery)	18,524,980	2,297,903	(238,620)
Net income (loss)	47,200,035	6,168,624	(645,156)
(b) includes $1,885,636 of amortization expense (December 31, 2018 - $275,589)

Net Income (loss)	47,200,035	6,168,624	(645,156)
Elimination of transactions with the Company	(107,066)	(2,589,838)	-
Fair value adjustment	(7,178,805)	7,928,778	-
Adjusted net income (loss)	39,914,164	11,507,564	(645,156)
Share of income (loss) from Joint Venture (1)	19,591,697	5,753,782	(322,578)
Share of income (loss) from joint venture net of fair value adjustment	15,040,401	(2,603,134)	(322,578)

(1) During the year ended December 31, 2019, the Company's share of income from the Joint Venture was 50% up until November 18, 2019. Subsequently, the Company’s share of ownership dropped to 46.47%.

Schedule of Reconciliation of Summarized Financial Information About Joint Venture

	December 31	December 31
	2019	2018
	$	$
Total net assets of Pure Sunfarms	136,783,502	45,523,468
Ownership interest held by the Company	65,104,309	22,761,734
2018 cumulative adjustments carried forward	2,669,470	-
Fair value adjustment recognized during the year	(3,563,032)	3,964,389
Elimination of transactions with the Company during the year	(127,847)	(1,294,919)
Transaction costs cumulative	519,639	229,639
Carrying amount of the investment	64,602,539	25,660,843